SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Percentage of liability for severance obligations deposited with pension fund	72.00%
Stock based compensation	$ 363	$ 250	$ 203
Increase decrease in unbilled accounts receivables	$ 38	$ 10
Exercisable average exercise price	$ 8.88
Stock option granted	151,000	28,000	270,200
2019 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Exercisable average exercise price	$ 8.8